Going Concern	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Going Concern [Abstract]
GOING CONCERN
2)        GOING CONCERN

These consolidated financial statements have been prepared on the basis of a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is in the developmental stage and has not yet established an ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern. In addition, as of September 30, 2012, the Company has a working of capital deficiency of $1,466,971 (March 31, 2012 - $158,213). The Company’s current business plan requires additional funding beyond its anticipated cash flows from operations. These and other factors raise substantial doubt about the Company's ability to continue as a going concern.

In order to continue as a going concern, develop a reliable source of revenues, and achieve a profitable level of operations, the Company will need, among other things, additional capital resources during the next twelve months to finance the growth of its current operations and achieve its strategic objective. Management's plan to continue as a going concern includes raising additional capital through sales of common stocks to generate enough cash flow to fund its operations through 2012 and 2013. However management cannot grant any assurances that such financing will be secured.

The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

2.             GOING CONCERN

These financial statements have been prepared on the basis of a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is in the developmental stage and has not yet established an ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern. In addition, as of March 31, 2012, the Company has an accumulated deficit totaling $159,387. The Company’s current business plan requires additional funding beyond its anticipated cash flows from operations. These and other factors raise substantial doubt about the Company's ability to continue as a going concern.

In order to continue as a going concern, develop a reliable source of revenues, and achieve a profitable level of operations, the Company will need, among other things, additional capital resources during the next twelve months to finance the growth of its current operations and achieve its strategic objective. Management's plan to continue as a going concern includes raising additional capital through sales of common to generate enough cash flow to fund its operations through 2012 and 2013. However management cannot grant any assurances that such financing will be secured.

The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.